RiverSource®
RAVA Apex NY Variable Annuity
Individual Flexible Purchase Payment Deferred Variable Annuity
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY) 20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251
ameriprise.com/variableannuities
Service Center:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
70500 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-541-2251 ameriprise.com/variableannuities
Updating Summary Prospectus
May 1, 2024
The Prospectus for the RiverSource RAVA Apex NY Variable Annuity (the Contract) ), an individual flexible premium deferred combination fixed/variable annuity issued by RiverSource Life Insurance Co. of New York (“RVS Life of NY”, “we”, “us” and “our”) is available and contains more information about the Contract, including its features, benefits and risks. You can find the current prospectus and other information about the Contract online at riversource.com/annuities. You can also obtain this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus 1

2 RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus

Key Terms
These terms can help you understand details about your Contract.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Beneficiary: The person you designate to receive benefits in case of your death while the Contract is in force.
Contract value: The total value of your Contract at any point in time. The Contract value is the sum of the contract value in the Special DCA Fixed Account and Contract value in the Variable Account.
Contract year: A period of 12 months, starting on the effective date of your Contract and on each anniversary of the effective date.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Investment Options: The Fixed Account and the Subaccounts.
Separate Account: An insulated segregated account, the assets of which are invested solely in an underlying Fund. We call this the Variable Account.
Service Center: Our department that processes all transaction and service requests for the Contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Subaccount: A division of the Variable Account, each of which invests in one Fund.
Variable account: Refers to the RiverSource of New York Variable Annuity Account, a Separate account established to hold Contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.

RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus 3

Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
CONTRACT FEATURES
•
The 10-year surrender charge schedule is not available for contract applications signed on or after Dec. 9, 2023.
UNDERLYING FUNDS
•
Effective 8/1/2023, the current expenses for American Century VP Value Fund, American Century VP international Fund and American Century VP Ultra Fund have been updated.
•
Effective 3/11/2024, BlackRock International Limited is added as a subadviser for the BlackRock Global Allocation V.I. Fund.
•
Effective 4/26/2024, certain American Century Variable Portfolios reorganized into substantially similar Lincoln Variable Insurance Portfolios.
•
Effective 4/26/2024, Neuberger Berman International Equity Portfolio and Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio have been liquidated.
•
Effective 4/26/2024, Delaware VIP International Series reorganized into Delaware Ivy VIP International Core Equity.

4 RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus

Important Information You Should Consider About the Contract
	FEES AND EXPENSES			Location in Statutory Prospectus
Charges for Early Withdrawals
You may select a five-year, a seven-year or ten-year surrender charge schedule at the time of application. A ten-year surrender charge schedule is not available for applications signed on or after 12/9/2023. If you make a withdrawal or surrender, depending on the surrender charge schedule you have chosen, we may assess a surrender charge as high as 8% during the ten years following any purchase payment.For example, if you select a ten-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
				Fee Table and Examples Charges– Surrender Charge
Transaction Charges	We do not assess any transaction charges.
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by surrender charge schedule chosen, death benefit option, age band, size band and Contract value)	0.66%	1.51%
	Fund options (Funds fees and expenses)(2)	0.50%	2.38%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	0.25%
(1) As a percentage of average daily contract value in the Variable Account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of average daily Contract value in the Variable Account.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,329	Highest Annual Cost: $3,153
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus 5

	RISKS	Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis.
•The Contract has surrender charges that may apply for the first five, seven or ten year period after each purchase payment. The surrender charges may reduce the value of your Contract if you withdraw money during the surrender charge period. Surrenders may also reduce contract guarantees.
•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks Charges– Surrender Charge
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including under any fixed account investment options) has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks The Variable Account and the Funds
Insurance Company Risks
Any obligations (including under the Fixed Account), guarantees or benefits we may provide under the contract that exceed the value of amounts held in the Variable Account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life of NY, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
Principal Risks The General Account
RESTRICTIONS
Investments
•Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the
annuitization start date, and once per contract year after the annuitization start date.
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to limit the number of transfers allowed each contract year. The limit will not be less than 12 transfers per contract year.
•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments
Optional Benefits	•We may stop offering an optional benefit at any time for new sales. •Withdrawals may substantially reduce the benefit.	Optional Benefits – Optional Death Benefits

6 RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus

	TAXES	Location in Statutory Prospectus
Tax Implications
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a 10% tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers
Exchanges
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus 7

Appendix A:Funds Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.91%[1]	34.78%	17.56%	14.60%
Seeks long-term growth of capital.	AB VPS Relative Value Portfolio (Class B) AllianceBernstein L.P.	0.86%[1]	11.72%	11.57%	9.05%
Seeks long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio (Class B) AllianceBernstein L.P.	1.17%[1]	15.70%	13.27%	9.33%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.17%	4.11%	7.68%	6.60%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio: Class III ALPS Advisors, Inc.	1.30%[1]	13.91%	10.67%	2.70%
Seeks long-term growth of captial.	BlackRock Advantage SMID Cap V.I. Fund (Class III) BlackRock Advisors, LLC	0.80%[1]	18.63%	11.52%	8.28%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, sub-advisers.	1.02%[1]	12.49%	7.39%	4.63%
Seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares BNY Mellon Investment Adviser, Inc., adviser; Newton Investment Management Limited, sub-adviser.	0.92%	23.50%	14.85%	10.18%

8 RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio - Class F Calvert Research and Management	0.90%	16.42%	9.99%	7.11%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) Columbia Management Investment Advisers, LLC	1.01%	21.10%	10.71%	7.83%
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	1.01%[1]	(7.14%)	9.08%	(0.97%)
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[1]	31.88%	16.54%	11.54%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	24.08%	13.54%	10.89%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.99%[1]	4.84%	10.20%	7.74%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%[1]	10.02%	1.57%	2.20%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34%[1]	9.19%	3.40%	2.38%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Global Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.84%[1]	9.47%	2.05%	0.28%

RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus 9

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.61%[1]	4.48%	1.49%	0.89%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[1]	11.87%	5.31%	4.17%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[1]	11.36%	5.02%	4.00%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.76%	5.96%	1.34%	1.99%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.97%	42.77%	17.98%	13.37%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) Columbia Management Investment Advisers, LLC	0.50%	25.65%	15.08%	11.42%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2) Columbia Management Investment Advisers, LLC	0.66%[1]	6.66%	2.36%	1.65%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.74%[1]	6.68%	0.81%	1.67%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.04%	15.32%	7.96%	3.37%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Select Large Cap Equity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	27.77%	15.04%	-

10 RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%	5.11%	11.86%	8.85%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[1]	24.92%	12.79%	9.38%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[1]	10.05%	13.05%	8.16%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[1]	12.85%	9.91%	6.18%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2) Columbia Management Investment Advisers, LLC	1.20%[1]	44.87%	25.34%	20.11%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.11%[1]	21.67%	13.39%	8.40%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%[1]	9.20%	2.91%	2.99%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.71%	5.43%	(0.07%)	1.33%
Seeks to provide shareholders with a high level of current income.	CTIVP® - American Century Diversified Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.75%	5.33%	1.11%	1.77%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87%[1]	3.89%	0.93%	2.11%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.06%	13.56%	7.73%	5.46%

RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus 11

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - MFS® Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.	0.87%[1]	7.77%	11.06%	8.24%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Blue Chip Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.95%	39.20%	15.38%	13.20%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.95%	9.28%	10.86%	7.23%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Core Plus Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.74%	5.54%	1.02%	1.50%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	9.67%	14.04%	10.44%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.07%[1]	25.17%	14.29%	9.69%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) (previously CTIVP® - Morgan Stanley Advantage Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.95%[1]	30.62%	10.33%	10.05%
Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.	CVT EAFE International Index Portfolio - Class F (previously Calvert VP EAFE International Index Portfolio - Class F) Calvert Research and Management	0.68%[1]	17.53%	7.61%	3.58%
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio - Class F (previously Calvert - VP Nasdaq 100 Index Portfolio - Class F) Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.73%[1]	54.02%	21.79%	17.05%

12 RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	CVT Russell 2000® Small Cap Index Portfolio - Class F (previously Calvert - VP Russell 2000® Small Cap Index Portfolio - Class F) Calvert Research and Management, adviser; Ameritas Investment Partners, Inc, subadviser.	0.59%[1]	16.36%	9.47%	6.53%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class B2 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	1.21%	5.67%	5.70%	2.63%
Seeks high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class Eaton Vance Management	1.17%	11.21%	4.13%	3.22%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.81%	33.12%	16.36%	11.33%
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.14%	9.49%	7.55%	4.92%
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.86%	0.70%	13.36%	2.37%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.74%	18.41%	14.50%	10.00%

RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus 13

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.84%	45.30%	18.79%	15.44%
Seeks capital appreciation.	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	1.03%	27.18%	11.15%	7.48%
Seeks as high level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.63%	6.00%	1.72%	2.08%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.82%	14.80%	12.17%	7.85%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.90%	9.18%	3.47%	3.10%

14 RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a deversified portfolio of debt and equity securities.	Franklin Income VIP Fund - Class 4 Franklin Advisers, Inc.	0.81%[1]	8.55%	6.88%	4.90%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund - Class 4 Franklin Mutual Advisers, LLC	1.25%	20.13%	10.04%	5.86%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 4 Franklin Mutual Advisers, LLC	1.01%[1]	12.67%	10.97%	6.94%
Seeks long-term growth of capital.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares[2] Goldman Sachs Asset Management, L.P.	1.21%[1]	7.77%	4.16%	-
Seeks long-term growth of capital.	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares Goldman Sachs Asset Management, L.P.	1.07%[1]	18.95%	9.76%	7.53%
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares[3] Invesco Advisers, Inc.	1.13%[1]	6.40%	4.66%	3.79%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund, Series II Shares Invesco Advisers, Inc.	1.00%	12.10%	13.20%	8.65%
Seeks total return, comprised of current income and capital appreciation.	Invesco V.I. Core Plus Bond Fund, Series II Shares Invesco Advisers, Inc.	0.86%[1]	5.85%	1.64%	2.47%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.07%	34.45%	12.02%	8.21%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.13%	17.82%	12.79%	8.66%
Seeks long-term growth of capital.	Invesco V.I. Technology Fund, Series II Shares Invesco Advisers, Inc.	1.23%	46.72%	14.65%	11.97%

RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus 15

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio: Service Shares Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio: Service Shares Janus Henderson Investors US LLC	0.82%[1]	5.29%	1.55%	1.66%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio: Service Shares Janus Henderson Investors US LLC	0.80%	39.65%	16.64%	13.45%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio: Service Shares Janus Henderson Investors US LLC	0.97%	54.27%	20.05%	16.86%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio: Service Shares Janus Henderson Investors US LLC	1.14%	10.58%	10.92%	3.38%
Seeks long-term capital appreciation.	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares Lazard Asset Management, LLC	1.42%	22.27%	5.01%	2.04%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares[3] Lazard Asset Management, LLC	1.05%[1]	10.81%	4.00%	3.77%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Lord, Abbett & Co LLC	0.90%	6.55%	3.14%	3.49%
Seeks a high level of income consistent with preservation of capital.	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Lord, Abbett & Co LLC	0.85%	5.05%	1.69%	-
Seeks capital growth.	LVIP American Century International Fund, Service Class Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	1.10%[1]	12.43%	8.12%	3.91%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Service Class Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	1.01%[1]	6.03%	10.90%	8.61%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund, Service Class Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	0.86%[1]	9.02%	11.71%	8.36%

16 RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide high total return from a portfolio of selected equity securities.	LVIP - JPMorgan U.S. Equity Fund - Service Class (not available for purchase on or after 5/1/2023) Lincoln Investment Advisors Corporation, adviser; J.P. Morgan Investment Management Inc., subadviser.	0.92%	26.84%	16.86%	12.15%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series - Service Class (previously Delaware Ivy VIP - Asset Strategy, Class II) Ivy Investment Management Company	0.85%[1]	13.90%	8.27%	3.48%
Seeks high current income.	Macquarie VIP Fund for Income Series - Service Class (previously Delaware VIP Fund for Income Series - Service Class) Delaware Management Company, adviser; Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Europe Limited, subadvisers.	1.05%[1]	12.85%	-	-
Seeks long-term capital growth.	Macquarie VIP International Core Equity - Service Class (previously Delaware Ivy VIP International Core Equity - Class II) Delaware Management Company, adviser; Macquarie Funds Management HK Ltd., Macquarie Investment Management Global Limited, subadvisers.	1.11%[1]	15.65%	7.56%	4.00%
Seeks total return.	MFS® Global Real Estate Portfolio - Service Class Massachusetts Financial Services Company	1.15%[1]	11.20%	6.16%	6.28%
Seeks capital appreciation.	MFS® International Growth Portfolio - Service Class Massachusetts Financial Services Company	1.13%[1]	14.39%	9.20%	6.09%
Seeks capital appreciation.	MFS® Research International Portfolio - Service Class Massachusetts Financial Services Company	1.14%[1]	12.83%	8.23%	3.89%
Seeks total return.	MFS® Utilities Series - Service Class Massachusetts Financial Services Company	1.04%[1]	(2.33%)	8.05%	6.13%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05%[1]	44.13%	10.83%	8.38%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.16%	26.57%	13.69%	9.74%

RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus 17

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class[2] Pacific Investment Management Company LLC (PIMCO)	2.29%[1]	8.02%	5.90%	3.93%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.85%	5.83%	0.98%	1.60%
Seeks capital appreciation.	Putnam VT Global Health Care Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.	1.01%	9.13%	13.48%	10.16%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.	1.13%	18.68%	9.70%	3.88%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	0.82%	15.67%	14.50%	10.26%
Seeks long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB Shares Putnam Investment Management, LLC. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	1.07%[1]	28.52%	12.28%	8.44%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.	0.90%	26.11%	16.09%	12.59%

18 RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[1]	10.41%	9.61%	4.61%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	1.05%	17.22%	9.19%	6.47%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.88%[1]	8.46%	2.66%	2.50%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	1.02%[1]	12.26%	5.14%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	1.00%	14.54%	6.90%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.95%	7.87%	2.39%	2.33%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.98%	9.98%	3.66%	3.05%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	1.02%	14.59%	6.34%	4.44%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.99%	12.27%	5.07%	3.84%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.97%	12.96%	6.12%	4.63%

RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus 19

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	1.01%	14.93%	7.56%	5.50%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[2] Columbia Management Investment Advisers, LLC	0.94%	10.50%	4.32%	3.54%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	6.06%	1.12%	1.64%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.94%	24.43%	14.32%	10.19%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.08%	17.34%	7.00%	2.45%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.10%[1]	14.45%	7.37%	3.20%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.10%	16.96%	4.57%	1.75%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.	1.10%[1]	6.93%	6.51%	4.47%

20 RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.06%[1]	11.08%	8.21%	4.70%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.96%	11.22%	3.90%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.94%	16.80%	6.67%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[2,3] Columbia Management Investment Advisers, LLC	0.94%	13.87%	5.37%	-
Seeks long-term capital appreciation.	Wanger Acorn Columbia Wanger Asset Management, LLC	0.95%[1]	21.74%	7.51%	7.20%
Seeks long-term capital appreciation.	Wanger International Columbia Wanger Asset Management, LLC	1.14%[1]	16.95%	6.45%	3.50%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class II Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.	1.08%	9.96%	3.17%	2.63%
1
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
2
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.
3
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”

RiverSource RAVA Apex Variable Annuity NY — Summary Prospectus 21

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The prospectus and Statement of Additional Information (SAI) include additional information about the Contract. The prospectus and SAI, dated the same date as this summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy of the prospectus, SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
USP9110_12_C01_(05/24)
Reports and other information about RiverSource of New York Variable Annuity Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000235284
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